STOCK OPTIONS, AWARDS AND WARRANTS (Summary of Stock Warrants Activity) (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant activity, number of shares:
Outstanding at beginning of the period	4,325,423	2,485,005	2,976,863
Granted during the period	399,610	2,162,058	2,121,433
Exercised during the period	(328,667)	(95,238)	(428,469)
Forfeited during the period		(226,402)	(2,184,822)
Outstanding at the end of period	4,396,366	4,325,423	2,485,005
Exercisable at end of the period	4,096,366	4,325,423	2,485,005
Warrant activity, weighted average exercise price:
Outstanding at beginning of the period	$ 3.77	$ 5.09	$ 6.45
Granted during the period	4.81	3.00	3.73
Exercised during the period	3.49	2.25	3.00
Forfeited during the period		6.95	6.04
Outstanding at end of the period	3.90	3.77	5.09
Exercisable at end of the period	$ 3.83	$ 5.05	$ 5.09